Accounting policies - Going concern (Details) £ in Thousands, $ in Millions				12 Months Ended
	May 02, 2017 USD ($)	May 02, 2017 GBP (£)	Jul. 29, 2016 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Loss for the year				£ (19,901)	£ (20,497)	£ (5,019)
Net assets				62,934	79,881	34,469	£ 5,434
Cash and cash equivalents and short term investments				64,700	80,300
Cash and cash equivalents				19,784	31,443	39,785	£ 3,524
Gross proceeds from the April 2017 Global Offering	$ 90.3	£ 70,000		0	70,032
Gross proceeds from issue of shares and warrants			£ 44,700	£ 0	£ 0	£ 44,750